Other Current Assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

6. OTHER CURRENT ASSETS

Other current assets were comprised of the following:

	December 31, 2022	December 31, 2021
Deposits (a)	$400,000	$2,981,684
Prepaid marketing expenses	307,004	-
Prepaid director and officer insurance expenses	365,350	-
Prepaid consulting service expenses	-	-
Office rental deposit	36,343	41,793
Others	325,302	27,139
	$1,433,999	$3,050,616

(a)	As of December 31, 2022 and 2021, the balance of deposits represented the deposits made to one and two service providers, respectively, who paid utility charges in mining facilities on behalf of the Company. The deposits are refundable upon expiration of the agreement between the Company and the service provider, which may be due within 12 months from the effective date of the agreement.